4. STOCKHOLDERS' EQUITY (Details 3) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Warrants	$ 2,802,384
Warrants 1
Warrants	$ 4,399	[1]
Exercise Price | $ / shares	$ 68.00
Expiration Date	31-Mar-16
Warrants 2
Warrants	$ 2,852	[2]
Exercise Price | $ / shares	$ 105.00
Expiration Date	20-Nov-16
Warrants 3
Warrants	$ 18,581	[3]
Exercise Price | $ / shares	$ 10.46
Expiration Date	23-May-18
Warrants 4
Warrants	$ 1,292,820	[3]
Exercise Price | $ / shares	$ 1.03
Expiration Date	23-May-18
Warrants 5
Warrants	$ 2,000	[4]
Exercise Price | $ / shares	$ 50.00
Expiration Date	23-Apr-19
Warrants 6
Warrants	$ 5,618	[4]
Exercise Price | $ / shares	$ 45.00
Expiration Date	22-May-19
Warrants 7
Warrants	$ 1,842	[5]
Exercise Price | $ / shares	$ 38
Expiration Date	10-Sep-19
Warrants 8
Warrants	$ 3,255	[6]
Exercise Price | $ / shares	$ 46.08
Expiration Date	27-Sep-19
Warrant 9
Warrants	$ 7,553	[7]
Exercise Price | $ / shares	$ 28.13
Expiration Date	2-Dec-19
Warrant 10
Warrants	$ 83,927	[8]
Exercise Price | $ / shares	$ 9.00
Expiration Date	2-Dec-20
Warrant 11
Warrants	$ 83,927	[8]
Exercise Price | $ / shares	$ 11.00
Expiration Date	2-Dec-20
Warrants 12
Warrants	$ 20,000	[9]
Exercise Price | $ / shares	$ 25.50
Expiration Date	30-Mar-18
Warrants 13
Warrants	$ 17,547	[10]
Exercise Price | $ / shares	$ 11.88
Expiration Date	29-Jun-20
Warrants 14
Warrants	$ 526,421	[11]
Exercise Price | $ / shares	$ 1.03
Expiration Date	29-Jun-20
Warrants 15
Warrants	$ 273,684	[11]
Exercise Price | $ / shares	$ 1.03
Expiration Date	4-Sep-20
Warrants 16
Warrants	$ 289,737	[11]
Exercise Price | $ / shares	$ 1.03
Expiration Date	21-Sep-20
Warrants 17
Warrants	$ 5,163	[10]
Exercise Price | $ / shares	$ 11.88
Expiration Date	4-Sep-20
Warrants 18
Warrants	$ 157,895	[11]
Exercise Price | $ / shares	$ 1.03
Expiration Date	23-Oct-20
Warrants 19
Warrants	$ 5,163	[10]
Exercise Price | $ / shares	$ 11.88
Expiration Date	23-Oct-20

[1]	Issued in February 2014 as part of a buy-back of a minority interest in Interscan in December 2012.
[2]	Issued as part of a November 2011 private placement.
[3]	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
[4]	Issued to a placement agent in conjunction with an April 2014 private placement.
[5]	Issued to a placement agent in conjunction with a September 2014 private placement.
[6]	Issued as part of a September 2014 Regulation S offering.
[7]	Issued to a placement agent in conjunction with a 2014 public offering.
[8]	Issued in June 2015 in exchange for warrants originally issued as part of a 2014 public offering.
[9]	Issued as part of a March 2015 private placement.
[10]	Issued to a placement agent in conjunction with a June 2015 private placement.
[11]	Issued as part of a June 2015 private placement.